General Information, Structure and Organization of the Group's Business - Additional Information (Detail) - YPF EE [member]	Apr. 13, 2023
Enel Americas SA [Member]
Disclosure of classes of share capital [line items]
Percentage of ownership in subsidiary acquired	57.14%
Pan America Sur SA [Member]
Disclosure of classes of share capital [line items]
Percentage of ownership interest in subsidiary company disposed off	29.84%